Risks and Concentration (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Risks and Concentration (Details) [Line Items]
Deposited amount (in Dollars)	$ 15,080		$ 22,600
Concentration of credit risk, percentage	5.27%	5.27%	5.27%
Revenue [Member]
Risks and Concentration (Details) [Line Items]
Concentration of credit risk, percentage	10.00%
PRC [Member]
Risks and Concentration (Details) [Line Items]
Concentration of credit risk, percentage	3.75%
Beijing Duoying Times Culture Media Co., Ltd [Member]
Risks and Concentration (Details) [Line Items]
Percentage of total purchases	39.00%	21.00%
Jimei University [Member]
Risks and Concentration (Details) [Line Items]
Percentage of total purchases	22.00%	20.00%
Guangzhou Xingjinhui Trade Co., Ltd [Member]
Risks and Concentration (Details) [Line Items]
Percentage of total purchases	21.00%	28.00%